Financial liabilities designated at fair value through profit or loss (IAS39) (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Financial liabilities designated at fair value through profit or loss (IAS39) [Line Items]
Financial liabilities designated at fair value through profit or loss (IAS39)	₩ 8,297,609
Financial liabilities designated at fair value through profit or loss (IAS39)
Financial liabilities designated at fair value through profit or loss (IAS39) [Line Items]
Financial liabilities designated at fair value through profit or loss (IAS39)	8,297,609
Equity-linked securities sold
Financial liabilities designated at fair value through profit or loss (IAS39) [Line Items]
Financial liabilities designated at fair value through profit or loss (IAS39)	5,865,990
Derivatives-combined securities sold
Financial liabilities designated at fair value through profit or loss (IAS39) [Line Items]
Financial liabilities designated at fair value through profit or loss (IAS39)	2,394,646
Securities sold
Financial liabilities designated at fair value through profit or loss (IAS39) [Line Items]
Financial liabilities designated at fair value through profit or loss (IAS39)	₩ 36,973